SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   MARCH 1998

THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			       Approx Asset
Date	           Number    Price    Value or Approx    Seller
Each    Ident   Shares     Per       Asset Cov/ Shr     or Seller's
Trans   Sec    Purch       Share   at Time of Purch    Broker

3-2    GER    25000     15.0125           17.56          Weeden & Co
3-4     " "         5000     14.875             17.38                 " "
3-5     " "       12000     14.75               17.10                 " "
3-6     " "       60000     14.875             17.29                 " "
3-10   " "       15000     15.00               17.69                 " "
3-11   " "       30000     15.302             17.68                 " "
3-12   " "       10000     15.3437           17.79                 " "
3-13   " "       20000     15.5625    	17.90                  " "
3-16   " "       10000     15.4062    	18.02                  " "
3-17   " "         5000     15.50	            18.27                  " "
3-18   " "         5000     15.5625           18.08                  " "
3-19   " "       10000     15.625             18.12                  " "
3-20   " "       10000     15.875             18.30                  " "
3-23   " "       75000     15.8658           18.26                  " "
3-24   " "         5000     16.00               18.39                  " "
3-26   " "       25000     16.075             18.44                  " "
3-27   " "       15000     16.375             18.58                  " "
3-30   " "         5000     16.00               18.20                  " "

The New Germany Fund, Inc.
   ( Name of Registrant)

By Joseph Cheung - Treasurer
Date of Statement          4/2/98